TREASURY SHARES AND REVERSE ADS SPLIT - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
TREASURY SHARES AND REVERSE ADS SPLIT
Number of ADSs repurchased	1,306,486
Shares repurchased, amount	$ 17,400
Shares cancelled, shares	438,137
Treasury stock, Number of ADSs	868,349
Number of ADSs reissued	0	769,077
Treasury stock, shares (in shares)	24,818	24,818